CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Deferred Compensation, Share-based Payments [Member]	Stockholders' Equity, Total [Member]	Noncontrolling Interest [Member]
Balance at Jun. 30, 2012	$ 2,544,103	$ 7,709,745	$ 1,191,796	$ (372,527)	$ (3,056,858)	$ 16,709	$ (202,089)	$ 5,286,776	$ (2,742,673)
Balance (in shares) at Jun. 30, 2012		3,029,032
Issuance of common stock	3,040,412	3,040,412						3,040,412
Issuance of common stock (in shares)		1,800,000
Stock options forfeited	0		(46,954)				46,954	0
Amortization of stock options	139,615						139,615	139,615
Foreign currency translation	(15,934)					38,082		38,082	(54,016)
Net income (loss)	(2,576,896)				(1,799,755)			(1,799,755)	(777,141)
Balance at Jun. 30, 2013	3,131,300	10,750,157	1,144,842	(372,527)	(4,856,613)	54,791	(15,520)	6,705,130	(3,573,830)
Balance (in shares) at Jun. 30, 2013		4,829,032
Issuance of common stock	912,000	912,000						912,000
Issuance of common stock (in shares)		400,000
Amortization of stock options	3,880						3,880	3,880
Foreign currency translation	1,493					(30,173)		(30,173)	31,666
Net income (loss)	434,486				1,586,353			1,586,353	(1,151,867)
Balance at Jun. 30, 2014	$ 4,483,159	$ 11,662,157	$ 1,144,842	$ (372,527)	$ (3,270,260)	$ 24,618	$ (11,640)	$ 9,177,190	$ (4,694,031)
Balance (in shares) at Jun. 30, 2014		5,229,032